Stockholders' equity - Summary of Change in Shares of Paid-in Capital and Reconciliation of Balances (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	9,804,135,348	9,804,135,348
Shares of capital stock, ending balance	9,804,135,348	9,804,135,348	9,804,135,348
Treasury shares, beginning balance	58,533,585	83,614,426
Result of delivery of treasury shares	(16,855,133)	(25,080,841)
Treasury shares, ending balance	41,678,452	58,533,585	83,614,426
Outstanding shares	9,762,456,896	9,745,601,763	9,720,520,922
Beginning balance	R$ 97,148	R$ 97,148
Outstanding shares	9,762,456,896	9,745,601,763	9,720,520,922
Ending balance	R$ 97,148	R$ 97,148	R$ 97,148
Treasury shares, value	(1,274)
Result of delivery of treasury shares	567	897	R$ 1,321
Treasury shares, value	R$ (907)	R$ (1,274)
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	4,958,290,359	4,958,290,359
Shares of capital stock, ending balance	4,958,290,359	4,958,290,359	4,958,290,359
Treasury shares, beginning balance		0
Treasury shares, ending balance			0
Outstanding shares	4,958,290,359	4,958,290,359	4,958,290,359
Outstanding shares	4,958,290,359	4,958,290,359	4,958,290,359
Preference shares [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	4,845,844,989	4,845,844,989
Shares of capital stock, ending balance	4,845,844,989	4,845,844,989	4,845,844,989
Treasury shares, beginning balance	58,533,585	83,614,426
Result of delivery of treasury shares	(16,855,133)	(25,080,841)
Treasury shares, ending balance	41,678,452	58,533,585	83,614,426
Outstanding shares	4,804,166,537	4,787,311,404	4,762,230,563
Outstanding shares	4,804,166,537	4,787,311,404	4,762,230,563
Treasury shares [member]
Disclosure of classes of share capital [line items]
Treasury shares, value	R$ (1,274)	R$ (1,820)
Result of delivery of treasury shares	367	546	R$ 899
Treasury shares, value	R$ (907)	R$ (1,274)	R$ (1,820)
Brazil [Member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	6,596,680,748	6,537,131,486
Shares of capital stock, ending balance	6,749,983,938	6,596,680,748	6,537,131,486
Beginning balance	R$ 65,366	R$ 64,776
Ending balance	R$ 66,885	R$ 65,366	R$ 64,776
Brazil [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	4,931,023,416	4,928,076,320
Shares of capital stock, ending balance	4,929,824,281	4,931,023,416	4,928,076,320
Brazil [Member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	1,665,657,332	1,609,055,166
Shares of capital stock, ending balance	1,820,159,657	1,665,657,332	1,609,055,166
Foreign [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	3,207,454,600	3,267,003,862
Shares of capital stock, ending balance	3,054,151,410	3,207,454,600	3,267,003,862
Beginning balance	R$ 31,782	R$ 32,372
Ending balance	R$ 30,263	R$ 31,782	R$ 32,372
Foreign [member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	27,266,943	30,214,039
Shares of capital stock, ending balance	28,466,078	27,266,943	30,214,039
Foreign [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Shares of capital stock, beginning balance	3,180,187,657	3,236,789,823
Shares of capital stock, ending balance	3,025,685,332	3,180,187,657	3,236,789,823